Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
B A R O N
F U N D S®
Baron FinTech Fund
Supplement dated February 3, 2023 to Prospectus dated
April 29, 2022
Effective February 3, 2023, in connection with the primary benchmark of Baron FinTech Fund (the “Fund”), the Prospectus of the Fund is modified as follows:
On page 80 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2021” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

	1 year	5 years	10 years	Since Inception
BARON FINTECH FUND
Retail Shares (Inception date: 12‑31‑19)
Return before taxes	15.04%	N/A	N/A	30.00%
Return after taxes on distributions	15.04%	N/A	N/A	30.00%
Return after taxes on distributions and sale of Fund shares	8.91%	N/A	N/A	23.52%
Institutional Shares (Inception date: 12‑31‑19)
Return before taxes	15.35%	N/A	N/A	30.31%
R6 Shares (Inception date: 12‑31‑19)
Return before taxes	15.28%	N/A	N/A	30.31%
FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)	(3.71)%	N/A	N/A	13.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	N/A	N/A	23.44%
The Fund has changed its primary benchmark to the FactSet Global FinTech Index because the Adviser believes it better reflects the investment strategy of the Fund and it is more representative of the Fund’s investable universe. The FactSet Global FinTech Index is an unmanaged and equal-weighted index that measures the equity market performance of companies engaged in Financial Technologies, primarily in the areas of software and consulting, data and analytics, digital payment processing, money transfer, and payment transaction-related hardware. The S&P 500 Index is an unmanaged index of larger‑cap companies.
This information supplements the Prospectus dated April 29, 2022. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1‑800‑992‑2766 or visit our website at www.BaronFunds.com.

Baron FinTech Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
B A R O N
F U N D S®
Baron FinTech Fund
Supplement dated February 3, 2023 to Prospectus dated
April 29, 2022
Effective February 3, 2023, in connection with the primary benchmark of Baron FinTech Fund (the “Fund”), the Prospectus of the Fund is modified as follows:
On page 80 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2021” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

	1 year	5 years	10 years	Since Inception
BARON FINTECH FUND
Retail Shares (Inception date: 12‑31‑19)
Return before taxes	15.04%	N/A	N/A	30.00%
Return after taxes on distributions	15.04%	N/A	N/A	30.00%
Return after taxes on distributions and sale of Fund shares	8.91%	N/A	N/A	23.52%
Institutional Shares (Inception date: 12‑31‑19)
Return before taxes	15.35%	N/A	N/A	30.31%
R6 Shares (Inception date: 12‑31‑19)
Return before taxes	15.28%	N/A	N/A	30.31%
FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)	(3.71)%	N/A	N/A	13.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	N/A	N/A	23.44%
The Fund has changed its primary benchmark to the FactSet Global FinTech Index because the Adviser believes it better reflects the investment strategy of the Fund and it is more representative of the Fund’s investable universe. The FactSet Global FinTech Index is an unmanaged and equal-weighted index that measures the equity market performance of companies engaged in Financial Technologies, primarily in the areas of software and consulting, data and analytics, digital payment processing, money transfer, and payment transaction-related hardware. The S&P 500 Index is an unmanaged index of larger‑cap companies.
This information supplements the Prospectus dated April 29, 2022. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1‑800‑992‑2766 or visit our website at www.BaronFunds.com.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund has changed its primary benchmark to the FactSet Global FinTech Index because the Adviser believes it better reflects the investment strategy of the Fund and it is more representative of the Fund’s investable universe. The FactSet Global FinTech Index is an unmanaged and equal-weighted index that measures the equity market performance of companies engaged in Financial Technologies, primarily in the areas of software and consulting, data and analytics, digital payment processing, money transfer, and payment transaction-related hardware. The S&P 500 Index is an unmanaged index of larger‑cap companies.

Baron FinTech Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.04%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	30.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.35%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	30.31%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.28%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	30.31%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.04%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	30.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.91%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	23.52%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Baron FinTech Fund | FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.71%)
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%
Baron FinTech Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.71%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	23.44%